Shareholder Report, Holdings (Details)	Aug. 31, 2025
Columbia Convertible Securities Fund - Class A | Boeing Co. (The) 10/15/2027 6.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Convertible Securities Fund - Class A | Strategy, Inc. 03/01/2030 0.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Convertible Securities Fund - Class A | Bank of America Corp.7.250% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Convertible Securities Fund - Class A | Live Nation Entertainment, Inc. 01/15/2030 2.875% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Convertible Securities Fund - Class A | Nextera Energy, Inc. 11/01/2027 7.234% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Convertible Securities Fund - Class A | Southern Co. (The) 06/15/2027 4.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Convertible Securities Fund - Class A | Coinbase Global, Inc. 10/01/2029 0.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Convertible Securities Fund - Class A | MicroStrategy, Inc. 12/01/2029 0.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Convertible Securities Fund - Class A | Cloudflare, Inc. 06/15/2030 0.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Convertible Securities Fund - Class A | DoorDash, Inc. 05/15/2030 0.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Convertible Securities Fund - Class A | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	83.70%
Columbia Convertible Securities Fund - Class A | Convertible Preferred Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
Columbia Convertible Securities Fund - Class A | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Convertible Securities Fund - Class A | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Columbia Convertible Securities Fund - Class C | Boeing Co. (The) 10/15/2027 6.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Convertible Securities Fund - Class C | Strategy, Inc. 03/01/2030 0.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Convertible Securities Fund - Class C | Bank of America Corp.7.250% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Convertible Securities Fund - Class C | Live Nation Entertainment, Inc. 01/15/2030 2.875% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Convertible Securities Fund - Class C | Nextera Energy, Inc. 11/01/2027 7.234% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Convertible Securities Fund - Class C | Southern Co. (The) 06/15/2027 4.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Convertible Securities Fund - Class C | Coinbase Global, Inc. 10/01/2029 0.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Convertible Securities Fund - Class C | MicroStrategy, Inc. 12/01/2029 0.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Convertible Securities Fund - Class C | Cloudflare, Inc. 06/15/2030 0.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Convertible Securities Fund - Class C | DoorDash, Inc. 05/15/2030 0.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Convertible Securities Fund - Class C | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	83.70%
Columbia Convertible Securities Fund - Class C | Convertible Preferred Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
Columbia Convertible Securities Fund - Class C | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Convertible Securities Fund - Class C | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Columbia Convertible Securities Fund - Institutional Class | Boeing Co. (The) 10/15/2027 6.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Convertible Securities Fund - Institutional Class | Strategy, Inc. 03/01/2030 0.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Convertible Securities Fund - Institutional Class | Bank of America Corp.7.250% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Convertible Securities Fund - Institutional Class | Live Nation Entertainment, Inc. 01/15/2030 2.875% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Convertible Securities Fund - Institutional Class | Nextera Energy, Inc. 11/01/2027 7.234% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Convertible Securities Fund - Institutional Class | Southern Co. (The) 06/15/2027 4.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Convertible Securities Fund - Institutional Class | Coinbase Global, Inc. 10/01/2029 0.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Convertible Securities Fund - Institutional Class | MicroStrategy, Inc. 12/01/2029 0.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Convertible Securities Fund - Institutional Class | Cloudflare, Inc. 06/15/2030 0.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Convertible Securities Fund - Institutional Class | DoorDash, Inc. 05/15/2030 0.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Convertible Securities Fund - Institutional Class | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	83.70%
Columbia Convertible Securities Fund - Institutional Class | Convertible Preferred Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
Columbia Convertible Securities Fund - Institutional Class | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Convertible Securities Fund - Institutional Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Columbia Convertible Securities Fund - Institutional 2 Class | Boeing Co. (The) 10/15/2027 6.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Convertible Securities Fund - Institutional 2 Class | Strategy, Inc. 03/01/2030 0.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Convertible Securities Fund - Institutional 2 Class | Bank of America Corp.7.250% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Convertible Securities Fund - Institutional 2 Class | Live Nation Entertainment, Inc. 01/15/2030 2.875% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Convertible Securities Fund - Institutional 2 Class | Nextera Energy, Inc. 11/01/2027 7.234% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Convertible Securities Fund - Institutional 2 Class | Southern Co. (The) 06/15/2027 4.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Convertible Securities Fund - Institutional 2 Class | Coinbase Global, Inc. 10/01/2029 0.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Convertible Securities Fund - Institutional 2 Class | MicroStrategy, Inc. 12/01/2029 0.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Convertible Securities Fund - Institutional 2 Class | Cloudflare, Inc. 06/15/2030 0.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Convertible Securities Fund - Institutional 2 Class | DoorDash, Inc. 05/15/2030 0.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Convertible Securities Fund - Institutional 2 Class | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	83.70%
Columbia Convertible Securities Fund - Institutional 2 Class | Convertible Preferred Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
Columbia Convertible Securities Fund - Institutional 2 Class | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Convertible Securities Fund - Institutional 2 Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Columbia Convertible Securities Fund - Institutional 3 Class | Boeing Co. (The) 10/15/2027 6.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Convertible Securities Fund - Institutional 3 Class | Strategy, Inc. 03/01/2030 0.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Convertible Securities Fund - Institutional 3 Class | Bank of America Corp.7.250% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Convertible Securities Fund - Institutional 3 Class | Live Nation Entertainment, Inc. 01/15/2030 2.875% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Convertible Securities Fund - Institutional 3 Class | Nextera Energy, Inc. 11/01/2027 7.234% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Convertible Securities Fund - Institutional 3 Class | Southern Co. (The) 06/15/2027 4.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Convertible Securities Fund - Institutional 3 Class | Coinbase Global, Inc. 10/01/2029 0.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Convertible Securities Fund - Institutional 3 Class | MicroStrategy, Inc. 12/01/2029 0.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Convertible Securities Fund - Institutional 3 Class | Cloudflare, Inc. 06/15/2030 0.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Convertible Securities Fund - Institutional 3 Class | DoorDash, Inc. 05/15/2030 0.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Convertible Securities Fund - Institutional 3 Class | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	83.70%
Columbia Convertible Securities Fund - Institutional 3 Class | Convertible Preferred Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
Columbia Convertible Securities Fund - Institutional 3 Class | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Convertible Securities Fund - Institutional 3 Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Columbia Convertible Securities Fund - Class S | Boeing Co. (The) 10/15/2027 6.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Convertible Securities Fund - Class S | Strategy, Inc. 03/01/2030 0.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Convertible Securities Fund - Class S | Bank of America Corp.7.250% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Convertible Securities Fund - Class S | Live Nation Entertainment, Inc. 01/15/2030 2.875% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Convertible Securities Fund - Class S | Nextera Energy, Inc. 11/01/2027 7.234% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Convertible Securities Fund - Class S | Southern Co. (The) 06/15/2027 4.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Convertible Securities Fund - Class S | Coinbase Global, Inc. 10/01/2029 0.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Convertible Securities Fund - Class S | MicroStrategy, Inc. 12/01/2029 0.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Convertible Securities Fund - Class S | Cloudflare, Inc. 06/15/2030 0.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Convertible Securities Fund - Class S | DoorDash, Inc. 05/15/2030 0.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Convertible Securities Fund - Class S | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	83.70%
Columbia Convertible Securities Fund - Class S | Convertible Preferred Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
Columbia Convertible Securities Fund - Class S | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Convertible Securities Fund - Class S | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%